Changes in concession contract assets are as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	R$ 4,980	R$ 3,884	R$ 3,509
Additions	2,059	1,597	1,258
Inflation adjustment	660	438	328
Amounts received	(612)	(623)	473
Disposals	(8)	(9)	(2)
Transfers to financial assets	(110)	(60)	(48)
Transfers to intangible assets	(902)	(906)	(685)
Impairment	(11)	(1)	3
Results of the Periodic Tariff Review	237	552
Others additions	6	108
Contract assets arising from business combination	81
Balances at December 31, 2021	6,380	4,980	3,884
Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	3,745	3,076	2,909
Additions	252	201	312
Inflation adjustment	660	438	328
Amounts received	(612)	(623)	473
Disposals	(5)	(7)
Transfers to financial assets
Transfers to intangible assets
Impairment
Results of the Periodic Tariff Review	237	552
Others additions		108
Contract assets arising from business combination	81
Balances at December 31, 2021	4,358	3,745	3,076
Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	1,142	740	518
Additions	1,757	1,346	903
Inflation adjustment
Amounts received
Disposals
Transfers to financial assets	(110)	(60)	(48)
Transfers to intangible assets	(851)	(883)	(630)
Impairment	(11)	(1)	3
Results of the Periodic Tariff Review
Others additions
Contract assets arising from business combination
Balances at December 31, 2021	1,927	1,142	740
Gas and power segment [member]
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	93	68	82
Additions	50	50	43
Inflation adjustment
Amounts received
Disposals	(3)	(2)	(2)
Transfers to financial assets
Transfers to intangible assets	(51)	(23)	(55)
Impairment
Results of the Periodic Tariff Review
Others additions	6
Contract assets arising from business combination
Balances at December 31, 2021	R$ 95	R$ 93	R$ 68